Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	£ 1,025
Current service cost paid by Santander UK plc	13	£ 30	£ 38
Interest cost	54	30	5
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	(51)	(122)	(17)
– Experience adjustments	91	481	(19)
Changes in financial assumptions	206	(5,164)	(774)
Net defined benefit liability (asset) ending balance	657	1,025
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	(7,933)	(12,878)
Current service cost paid by Santander UK plc	(13)	(29)
Current service cost paid by subsidiaries	0	(1)
Interest cost	(379)	(241)
Employer salary sacrifice contributions	(1)	(2)
Past service cost	(1)	0
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	51	122
– Experience adjustments	(91)	(481)
Changes in financial assumptions	(206)	5,164
Benefits paid	372	413
Net defined benefit liability (asset) ending balance	£ (8,201)	£ (7,933)	£ (12,878)